Organization and Basis of Preparation of Financial Statements (Details Textual)	12 Months Ended						12 Months Ended			12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended												1 Months Ended	63 Months Ended		12 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended				3 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2006	Dec. 31, 2007 Pu Yue [Member] CNY	Dec. 31, 2007 Liang Yuejing [Member] CNY	Dec. 31, 2012 Hubei SOE [Member] USD ($)	Dec. 31, 2012 Hubei SOE [Member] CNY	Jun. 15, 2012 Hubei SOE [Member]	Dec. 31, 2012 Heze Cablecom Network Technology Co., Ltd [Member]	Apr. 09, 2008 China Cablecom Ltd [Member] USD ($)	Dec. 31, 2012 China Cablecom Ltd [Member]	Apr. 09, 2008 China Cablecom Ltd [Member] Series A Preferred Stock [Member]	Apr. 09, 2008 China Cablecom Ltd [Member] Common Stock [Member]	Dec. 31, 2012 First Instalment [Member] USD ($)	Dec. 31, 2012 First Instalment [Member] CNY	Dec. 31, 2012 Second Instalment [Member] USD ($)	Dec. 31, 2012 Second Instalment [Member] CNY	Dec. 31, 2012 Third Instalment [Member] USD ($)	Dec. 31, 2012 Third Instalment [Member] CNY	Dec. 31, 2012 Four Instalment [Member] USD ($)	Dec. 31, 2012 Four Instalment [Member] CNY	Dec. 31, 2012 Five Instalment [Member] USD ($)	Dec. 31, 2012 Five Instalment [Member] CNY	Dec. 31, 2012 Six Instalment [Member] USD ($)	Dec. 31, 2012 Six Instalment [Member] CNY	Oct. 31, 2007 Binzhou Broadcasting [Member]	Dec. 31, 2012 Binzhou Broadcasting [Member] USD ($)	Oct. 01, 2007 Binzhou Broadcasting [Member] USD ($)	Dec. 31, 2012 Binzhou Broadcasting [Member] JYNT [Member]	Dec. 31, 2011 Binzhou SOE [Member] USD ($)	Dec. 31, 2011 Binzhou SOE [Member] CNY	Dec. 31, 2009 Hubei Chutian [Member] USD ($)	Dec. 31, 2008 Hubei Chutian [Member] USD ($)	Dec. 31, 2012 Hubei Chutian [Member] USD ($)	Dec. 31, 2012 Hubei Chutian [Member] CNY	Oct. 02, 2009 Hubei Chutian [Member]	Jun. 16, 2008 Hubei Chutian [Member]	Apr. 09, 2008 Jaguar Acquisition Corporation [Member]	Apr. 09, 2008 Jaguar Acquisition Corporation [Member] Common Stock [Member]
Entity Incorporation, State Country Name				British Virgin Islands						PRC		British Virgin Islands
Entity Incorporation, Date of Incorporation				Oct. 06, 2006
Number Of Units Issued																																							4,950,000
Equity Method Investment, Ownership Percentage																												51.00%	49.00%	49.00%								49.00%
Payments to Acquire Interest in Joint Venture	$ 0	$ 0	$ 6,657,839																									$ 14,000,000						$ 60,400,000
Accrued Capital Contribution Payable In Joint Venture																												16,000,000
Penalty Amount For Not Settling Capital Contribution																															754,979	5,000,000
Provision For Impairment On Investment	0	9,806,150	0																									9,806,150
Economic Benefits, Percentage																											11.00%							11.00%
Equity Method Investment, Net Sales Proceeds															7,945,084	50,000,000	16,049,068	101,000,000	7,945,084	50,000,000	7,945,084	50,000,000	11,622,067	73,140,000	7,945,084	50,000,000									59,133,278	372,140,000
Equity Method Investment Net Sales Proceed Due Date															March 22, 2012	March 22, 2012	June 15, 2012	June 15, 2012	due on the date when representative of JYNT and Hubei SOE go to the Administration for Industry and Commerce to submit the application for the change of registration of Hubei Chutian	due on the date when representative of JYNT and Hubei SOE go to the Administration for Industry and Commerce to submit the application for the change of registration of Hubei Chutian	July 25, 2012	July 25, 2012	August 25, 2012	August 25, 2012	September 25, 2012	September 25, 2012
Equity Method Investment, Realized Gain (Loss) on Disposal	7,889,513	0	0																																7,889,513
Equity Method Investment, Amount Sold	50,378,205	0																																	50,378,205
Equity Method Investment Accumulated Income Loss From Foreign Currency Translation Adjustment Net Of Tax																																			1,183,753
Merger Agreement Number Of Shares Issued For Each Original Share													0.6842	1																										1
Merger Agreement, Exercise Price Of Warrants											$ 5.00
Revised Economic Benefits, Percentage																																					6.00%
Revised Payments To Acquire Interest In Joint Venture																																	55,600,000
Guaranteed Return On Equity Method Investment Percentage Minimum																																					8.00%
Transfer Of Interest In Joint Venture									49.00%
Equity Method Investment Retention Amount							318,193	2,000,000
Debt Instrument, Face Amount					484,500	25,500
Equity Method Investment, Aggregate Cost	8,138,675	8,138,675																											30,000,000
Framework Agreement, Term																														20 years					30 years	30 years
Equity Method Investment, Agreed Consideration							$ 59,451,471	374,140,000																											$ 59,451,471	374,140,000